Financial instruments - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 110,288,186	R$ 127,361,288
Financial Liabilities, Undiscounted Cash Flows	157,232,204	176,529,601
2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	15,077,784	24,896,300
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	23,118,434	16,474,380
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	46,918,459	55,542,774
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	72,117,527	79,616,147
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,951,839	6,033,285
Financial Liabilities, Undiscounted Cash Flows	5,951,839	6,033,285
Trade accounts payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,951,839	6,033,285
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	91,627,156	101,435,531
Financial Liabilities, Undiscounted Cash Flows	130,146,121	142,028,543
Loans, financing and debentures | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,628,876	13,599,011
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	21,331,688	14,235,170
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	42,346,732	50,858,667
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	59,838,825	63,335,695
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,787,997	6,972,915
Financial Liabilities, Undiscounted Cash Flows	12,481,884	12,099,294
Leases | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,978,922	1,302,590
Leases | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,173,974	1,176,832
Leases | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,061,598	3,094,493
Leases | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,267,390	6,525,379
Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	112,535	120,490
Financial Liabilities, Undiscounted Cash Flows	134,678	146,082
Liabilities for assets acquisitions and subsidiaries | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	20,643	23,425
Liabilities for assets acquisitions and subsidiaries | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	19,740	22,400
Liabilities for assets acquisitions and subsidiaries | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	94,295	100,257
Liabilities for assets acquisitions and subsidiaries | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,650,833	10,454,820
Financial Liabilities, Undiscounted Cash Flows	8,359,856	13,878,150
Derivative Liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	447,323	1,676,180
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	485,387	957,540
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,415,834	1,489,357
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,011,312	9,755,073
Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,997	2,200,917
Financial Liabilities, Undiscounted Cash Flows	1,997	2,200,917
Dividends and interests on own capital payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,997	2,200,917
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	155,829	143,330
Financial Liabilities, Undiscounted Cash Flows	155,829	143,330
Other liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	48,184	60,892
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 107,645	R$ 82,438